Intangible asset (Tables)	3 Months Ended
Sep. 30, 2021
Disclosure of detailed information about intangible assets

$
Consideration paid
Cash	300,000
Fair value of 500,000 common shares issued at closing date	475,000
Fair value of promissory note payable due six months after closing date	226,391
Cash payable on or before the Investment Date	375,657
Fair value of 500,000 common shares issuable on or before the Investment Date	475,000
Total consideration paid	1,852,048
Legal fees capitalized in connection with the acquisition of 2661881	58,301
Balance, June 30, 2019	1,910,349
Amortisation	(27,740)
Balance, June 30, 2020	1,882,609
Amortisation	(191,034)
Balance, June 30, 2021	1,691,575
Amortisation	(48,152)
Balance, September 30, 2021	1,643,423